Revenue from contracts with customers - National and foreign sales (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from contracts with customers
Revenue	$ 159,611,078	$ 91,881,204	$ 50,223,393
National sales
Revenue from contracts with customers
Revenue from sale of goods	83,651,506	44,822,210	24,687,715
Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	75,959,572	47,058,994	25,535,678
Mid-distillates | National sales
Revenue from contracts with customers
Revenue from sale of goods	39,182,510	17,140,327	8,860,588
Gasoline and turbo fuels | National sales
Revenue from contracts with customers
Revenue from sale of goods	27,620,199	15,475,370	6,768,046
Gasoline and turbo fuels | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	157,685		179,257
Natural gas | National sales
Revenue from contracts with customers
Revenue from sale of goods	4,162,876	3,200,069	2,845,155
Natural gas | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	254,054	71,529	17,231
Services | National sales
Revenue from contracts with customers
Revenue from sale of goods	3,601,681	3,065,988	2,859,559
Electric power transmission services | National sales
Revenue from contracts with customers
Revenue from sale of goods	2,595,505	728,467
Electric power transmission services | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	5,114,783	1,827,622
Plastic and rubber | National sales
Revenue from contracts with customers
Revenue from sale of goods	1,568,816	1,642,035	865,204
Plastic and rubber | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	2,036,201	2,092,379	1,302,131
LPG and propane | National sales
Revenue from contracts with customers
Revenue from sale of goods	1,094,332	926,231	375,775
LPG and propane | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	339,837	116,960	18,943
Asphalts | National sales
Revenue from contracts with customers
Revenue from sale of goods	897,200	611,051	526,100
Fuel gas service | National sales
Revenue from contracts with customers
Revenue from sale of goods	860,102	734,666	671,570
Roads and Construction Services | National sales
Revenue from contracts with customers
Revenue from sale of goods	355,737	107,179
Roads and Construction Services | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	4,676,822	1,241,144
Aromatics | National sales
Revenue from contracts with customers
Revenue from sale of goods	343,792	247,387	155,740
Polyethylene | National sales
Revenue from contracts with customers
Revenue from sale of goods	302,630	320,466	138,035
Fuel oil | National sales
Revenue from contracts with customers
Revenue from sale of goods	9,213	23,799	37,001
Fuel oil | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	4,348,312	2,288,977	1,044,811
Other income gas contracts | National sales
Revenue from contracts with customers
Revenue from sale of goods	1,940	2,879	32,190
Other products | National sales
Revenue from contracts with customers
Revenue from sale of goods	679,183	402,828	322,232
Other products | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	1,633,510	1,033,909	580,411
Cash flow hedges | National sales
Revenue from contracts with customers
Revenue from sale of goods		(8)
Cash flow hedges | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	(1,578,246)	(349,884)	(857,347)
Crude oil | National sales
Revenue from contracts with customers
Revenue from sale of goods	375,790	193,476	230,520
Crude oil | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	56,651,753	34,868,421	20,086,173
Diesel | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	$ 2,324,861	$ 3,867,937	$ 3,164,068